CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Jul. 30, 2020
Temporary equity, par value	$ 0.01	$ 0.01
Temporary equity, shares authorized	900,000	900,000
Temporary equity, shares outstanding	715,593	677,484	606,910
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	185,000,000.0	185,000,000.0	185,000,000.0
Common stock, shares issued	153,600,000	153,549,011	153,539,011
Common stock, shares outstanding	153,300,000	153,313,505	153,303,505
Cik0001812667 Cc Neuberger Principal Holdings Ii
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Class A | Cik0001812667 Cc Neuberger Principal Holdings Ii
Temporary equity, par value	$ 0.0001	$ 0.0001	$ 0.0001
Temporary equity, shares authorized	500,000,000	500,000,000
Temporary equity, shares outstanding		82,800,000	82,800,000
Temporary equity, redemption price per share		$ 10.00	$ 10.00
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	500,000,000	500,000,000	500,000,000
Class B | Cik0001812667 Cc Neuberger Principal Holdings Ii
Temporary equity, shares outstanding		2,700,000
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	50,000,000	50,000,000	50,000,000
Common stock, shares issued	25,700,000	25,700,000	25,700,000	25,700,000
Common stock, shares outstanding	25,700,000	25,700,000	25,700,000	25,700,000